Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 490,885		$ 211,430
Cash equivalents	49,332		335,097
Total cash and cash equvivalents	$ 540,217	$ 306,109	$ 546,527	$ 828,837	$ 799,697	$ 696,089